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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
         ----------------------------
Address: 645 Madison Avenue, 8th Floor
         -----------------------------
         New York, NY 10022


Form 13F File Number: 28-01221
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathleen Duffy
         --------------
Title:   Chief Compliance Officer
         ------------------------
Phone:   212-752-5255
         ------------

Signature, Place, and Date of Signing:


   /s/    Kathleen Duffy           New York, NY             08/01/07
       --------------------    -------------------     -----------------
           [Signature]            [City, State]              [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     3
                                         ---------------

Form 13F Information Table Entry Total:              103
                                         ---------------

Form 13F Information Table Value Total:          1501220
                                         ---------------
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




      No.         Form 13F File Number         Name

      1           28 - 10208                   Richmond Enterprises, Inc.
    -----              ---------------         --------------------------


      2           28 - 10207                   New York Community Bank
    -----              ---------------         -----------------------


      3           28 - 10200                   New York Community Bancorp, Inc.
    -----              ---------------         --------------------------------

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
                                                       Peter B. Cannell & Co. Inc.
                                                                FORM 13F
                                                             as of 6/30/2007

                                                                                                  Voting Authority
                                                                                                  ----------------
                                                         Value    Shares/ Sh/ Put/  Invstmt        Other
         Name of Issuer        Title of class  CUSIP     (x$1000) Prn Amt Prn Call  Dscretn       Managers   Sole   Shared   None
-----------------------------------------------------------------------------------------------------------------------------------

ABBOTT LABORATORIES            COM             002824100    1160    21666 SH       Shared Defined  1,2,3     21666
AFFILIATED MANAGERS GROUP INC  COM             008252108    9145    71025 SH       Shared Defined  1,2,3     71025
AFLAC CORPORATION              COM             001055102    6922   134663 SH       Shared Defined  1,2,3    134663
AGILENT TECHNOLOGIES           COM             00846U101    3294    85700 SH       Shared Defined  1,2,3     85700
ALEXANDER & BALDWIN INC        COM             014482103   48326   909930 SH       Shared Defined  1,2,3    909930
ALLERGAN INC                   COM             018490102    5182    89900 SH       Shared Defined  1,2,3     89900
AMB PROPERTY CORP              COM             00163T109    2449    46025 SH       Shared Defined  1,2,3     46025
AMERICAN FINANCIAL RLTY TR     COM             02607P305   10991  1065025 SH       Shared Defined  1,2,3   1065025
AMERICAN INTL GROUP INC COM    COM             026874107    5207    74355 SH       Shared Defined  1,2,3     74355
AMGEN INC                      COM             031162100    2800    50650 SH       Shared Defined  1,2,3     50650
ANADARKO PETROLEUM CORP.       COM             032511107   40806   784875 SH       Shared Defined  1,2,3    784875
ANALOG DEVICES                 COM             032654105     944    25090 SH       Shared Defined  1,2,3     25090
APACHE CORPORATION             COM             037411105    5366    65770 SH       Shared Defined  1,2,3     65770
APPLE INC                      COM             037833100    1037     8500 SH       Shared Defined  1,2,3      8500
APPLERA CORP                   COM AB BIO GRP  038020103    1324    43350 SH       Shared Defined  1,2,3     43350
BAKER HUGHES INC               COM             057224107    5048    60000 SH       Shared Defined  1,2,3     60000
BAXTER INTERNATIONAL INC       COM             071813109    2138    37954 SH       Shared Defined  1,2,3     37954
BERKSHIRE HATHAWAY INC.        CL A            084670108     219        2 SH       Shared Defined  1,2,3         2
BP AMOCO P L C                 SPONSORED ADR   055622104     233     3230 SH       Shared Defined  1,2,3      3230
BRIGHT HORIZONS FAMILY SOLUTIO COM             109195107    4864   125000 SH       Shared Defined  1,2,3    125000
BROOKFIELD ASSET MGMT INC      CL A LTD VT SHS 112585104   64321  1612052 SH       Shared Defined  1,2,3   1612052
BURLINGTON NORTHERN SANTA FE C COM             12189T104   62990   739835 SH       Shared Defined  1,2,3    739835
CAMECO CORP                    COM             13321L108    8570   168900 SH       Shared Defined  1,2,3    168900
CAPITOL FEDERAL FNL            COM             14057c106    1626    44050 SH       Shared Defined  1,2,3     44050
CELGENE CORP                   COM             151020104   50485   880595 SH       Shared Defined  1,2,3    880595
CHEVRON CORP                   COM             166764100     963    11428 SH       Shared Defined  1,2,3     11428
CHUBB CORP                     COM             171232101     254     4700 SH       Shared Defined  1,2,3      4700
CISCO SYS INC COM              COM             17275r102    6164   221340 SH       Shared Defined  1,2,3    221340
CLEVELAND-CLIFFS INC           COM             185896107   54351   699765 SH       Shared Defined  1,2,3    699765
COLGATE-PALMOLIVE CO           COM             194162103     719    11080 SH       Shared Defined  1,2,3     11080
COMMSCOPE INC                  COM             203372107   58410  1001030 SH       Shared Defined  1,2,3   1001030
COMPASS MINERALS INTL INC      COM             20451N101   23373   674350 SH       Shared Defined  1,2,3    674350
CROWN HOLDINGS INC             COM             228368106   48017  1922975 SH       Shared Defined  1,2,3   1922975
DEERE & CO                     COM             244199105    2868    23750 SH       Shared Defined  1,2,3     23750
DENBURY RESOURCES INC          COM NEW         247916208   57869  1543185 SH       Shared Defined  1,2,3   1543185
DISNEY WALT CO.                COM DISNEY      254687106    4103   120196 SH       Shared Defined  1,2,3    120196
DOMINION RESOURCES INC.        COM             25746u109    1019    11811 SH       Shared Defined  1,2,3     11811
DOVER CORPORATION              COM             260003108    2005    39200 SH       Shared Defined  1,2,3     39200
DRESS BARN INC                 COM             261570105   22336  1088500 SH       Shared Defined  1,2,3   1088500
DUKE ENERGY CORP               COM             26441C105     981    53600 SH       Shared Defined  1,2,3     53600
EATON CORP                     COM             278058102   43465   467365 SH       Shared Defined  1,2,3    467365
ECHOSTAR COMMUNICATIONS        CL A            278762109    1791    41300 SH       Shared Defined  1,2,3     41300
ELAN CORP PLC ADR              ADR             284131208   39232  1788950 SH       Shared Defined  1,2,3   1788950
EMC CORP                       COM             268648102    5524   305200 SH       Shared Defined  1,2,3    305200
EV3 INC                        COM             26928A200   51914  3075465 SH       Shared Defined  1,2,3   3075465
EXXON MOBIL CORP               COM             30231g102    2693    32103 SH       Shared Defined  1,2,3     32103
FIDELITY NATIONAL FINANCIAL, I CL A            31620R105   22825   963075 SH       Shared Defined  1,2,3    963075
FIRST MARBLEHEAD CORP          COM             320771108    4637   120000 SH       Shared Defined  1,2,3    120000
FOX CHASE BANCORP INC          COM             35137P106     757    55900 SH       Shared Defined  1,2,3     55900
GENERAL ELECTRIC COMPANY       COM             369604103    3620    94560 SH       Shared Defined  1,2,3     94560
GENTEX CORP                    COM             371901109    4923   250000 SH       Shared Defined  1,2,3    250000
HARLEY DAVIDSON INC.           COM             412822108     358     6000 SH       Shared Defined  1,2,3      6000
HOME DEPOT                     COM             437076102    4224   107350 SH       Shared Defined  1,2,3    107350
HORMEL FOODS CORP              COM             440452100   12933   346275 SH       Shared Defined  1,2,3    346275
HUDSON CITY BANCORP INC        COM             443683107   49311  4035251 SH       Shared Defined  1,2,3   4035251
ILLINOIS TOOL WORKS INC.       COM             452308109     217     4000 SH       Shared Defined  1,2,3      4000
JAPAN SMALLER CAPITALIZATION F COM             47109U104     323    28500 SH       Shared Defined  1,2,3     28500
JOHNSON & JOHNSON CO           COM             478160104    3289    53378 SH       Shared Defined  1,2,3     53378
JOHNSON CONTROLS INC.          COM             478366107     216     1862 SH       Shared Defined  1,2,3      1862
LINEAR TECHNOLOGY CORP         COM             535678106    4884   135000 SH       Shared Defined  1,2,3    135000
LOEWS CORP COM                 COM             540424108     245     4800 SH       Shared Defined  1,2,3      4800
MERCK & CO INC                 COM             589331107     735    14750 SH       Shared Defined  1,2,3     14750
METABOLIX INC                  COM             591018809    4349   173760 SH       Shared Defined  1,2,3    173760
MFA MORTGAGE                   COM             55272X102   12759  1752640 SH       Shared Defined  1,2,3   1752640
MICROSOFT CORP.                COM             594918104    5335   181033 SH       Shared Defined  1,2,3    181033
MILLIPORE CORP                 COM             601073109    1449    19300 SH       Shared Defined  1,2,3     19300
NORTHROP GRUMMAN CORP          COM             666807102    1931    24801 SH       Shared Defined  1,2,3     24801
NORTHWEST NATURAL GAS          COM             667655104     259     5600 SH       Shared Defined  1,2,3      5600
NOVAGOLD RESOURCES INC         COM NEW         66987E206    2330   155000 SH       Shared Defined  1,2,3    155000
ORITANI FINANCIAL CORP         COM             686323106   14938  1045357 SH       Shared Defined  1,2,3   1045357
PALOMAR MEDICAL TECHNOLOGIES I COM NEW         697529303    3818   110000 SH       Shared Defined  1,2,3    110000
PANERA BREAD CO                CL A            69840W108    2008    43600 SH       Shared Defined  1,2,3     43600
PEPSICO INC COM                COM             713448108     486     7500 SH       Shared Defined  1,2,3      7500
PETROHAWK ENERGY CORP          COM             716495106    4401   277500 SH       Shared Defined  1,2,3    277500
PETSMART INC                   COM             716768106    9904   305200 SH       Shared Defined  1,2,3    305200
POTLATCH CORP                  COM             737630103    1087    25250 SH       Shared Defined  1,2,3     25250
PRINCIPAL FINL GROUP INC       COM             74251V102     650    11150 SH       Shared Defined  1,2,3     11150
PROCTER & GAMBLE CO            COM             742718109     743    12136 SH       Shared Defined  1,2,3     12136
PROVIDENT NEW YORK BANCORP     COM             744028101    5866   434200 SH       Shared Defined  1,2,3    434200
PRUDENTIAL FINANCIAL INC       COM             744320102     554     5700 SH       Shared Defined  1,2,3      5700
RAYONIER INC                   COM             754907103   67559  1496646 SH       Shared Defined  1,2,3   1496646
REPUBLIC SERVICES INC          COM             760759100   10709   349506 SH       Shared Defined  1,2,3    349506
ROCKWELL AUTOMATION INC        COM             773903109    9204   132550 SH       Shared Defined  1,2,3    132550
ROMA FINANCIAL CORP            COM             77581P109   16159   975200 SH       Shared Defined  1,2,3    975200
SCHERING PLOUGH CORP           COM             806605101    1671    54900 SH       Shared Defined  1,2,3     54900
SEALED AIR CORP                COM             81211k100     319    10280 SH       Shared Defined  1,2,3     10280
SHIRE PLC                      SPONSORED ADR   82481R106   50812   685450 SH       Shared Defined  1,2,3    685450
SIGMA ALDRICH CORP.            COM             826552101    5376   126000 SH       Shared Defined  1,2,3    126000
SOUTHWESTERN ENERGY CO.        COM             845467109   64887  1458140 SH       Shared Defined  1,2,3   1458140
SPECTRA ENERGY CORP            COM             847560109    3081   118700 SH       Shared Defined  1,2,3    118700
STANLEY WORKS                  COM             854616109   11953   196915 SH       Shared Defined  1,2,3    196915
TELEFLEX INC                   COM             879369106   53228   650871 SH       Shared Defined  1,2,3    650871
TEVA PHARMACEUTCL INDS ADR     ADR             881624209    1561    37842 SH       Shared Defined  1,2,3     37842
TFS FINANCIAL CORP             COM             87240R107   26725  2315875 SH       Shared Defined  1,2,3   2315875
THE MEN'S WEARHOUSE INC        COM             587118100    5107   100000 SH       Shared Defined  1,2,3    100000
THERMO FISHER SCIENTIFIC INC   COM             883556102   68398  1322465 SH       Shared Defined  1,2,3   1322465
UNILEVER N V                   NY SHS NEW      904784709    1977    63720 SH       Shared Defined  1,2,3     63720
WAL MART STORES INC            COM             931142103    1814    37700 SH       Shared Defined  1,2,3     37700
WATTS WATER TECHNOLOGIES INC C CL A            942749102     646    17250 SH       Shared Defined  1,2,3     17250
WESTERN UNION COMPANY          COM             959802109    1285    61694 SH       Shared Defined  1,2,3     61694
WHIRLPOOL CORP                 COM             963320106   64438   579475 SH       Shared Defined  1,2,3    579475
WYETH                          COM             983024100   10012   174600 SH       Shared Defined  1,2,3    174600
XTO ENERGY INC                 COM             98385X106   64437  1072170 SH       Shared Defined  1,2,3   1072170
REPORT SUMMARY                          103 DATA RECORDS 1501220           3       OTHER MANAGERS ON WHOSE BEHAF THE REPORT IS FILED

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